The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trust Specific Information
Balance at beginning of year	$ 125,827	$ 117,647
Purchases	35,823	8,634
Sales
Redemptions for physical bullion		(25,301)
Realized gains (losses) on sales and redemptions for physical bullion		11,252
Change in unrealized gains (losses)	(30,125)	13,595
Balance at end of year	$ 131,525	$ 125,827